Schedule of Information about movement of right of use assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Leases
Beginning balance		¥ 36,826	¥ 38,110
Recognition of additional leasing contract		39,873	20,467
De-recognition of leasing contract		(6,331)	(9,312)
Amortization of right of use assets		(18,532)	(12,646)
Business combination		184	207
Ending balance	$ 7,439	¥ 52,020	¥ 36,826